Finance Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

7.   Finance lease

As of December 31, 2023, the Company was a party, as the lessee, to one finance lease facility. The Company's applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled two vessels as of December 31, 2023 (2022: 2 vessels). ASC has provided guarantees in respect of the finance lease facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as of December 31, 2023 and 2022 were as follows:

	As of December 31
In thousands of U.S. Dollars	2023	2022
CMBFL / Shandong	54,237	59,930
Finance lease obligations	54,237	59,930
Amounts representing interest and deferred finance fees	(10,594)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	43,643	45,500
Current portion of finance lease obligations	2,151	1,976
Current portion of deferred finance fees	(122)	(119)
Non-current portion of finance lease obligations	42,177	44,328
Non-current portion of deferred finance fees	(563)	(685)
Total finance lease obligations, net of deferred finance fees	43,643	45,500

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2023
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	54,237
Amounts representing interest and deferred finance fees	(10,594)
Finance lease obligations, net of interest and deferred finance fees	43,643

Assets recorded under finance leases consist of the following:

	As of December 31
In thousands of U.S. Dollars	2023	2022
Vessels and vessel equipment, net of accumulated depreciation	51,049	53,545
Deferred drydock expenditures, net of accumulated amortization	220	598
	51,269	54,143

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2026, with options to extend up to 2029. Repurchase options, exercisable by the Company, are also included which begin in June 2024.